Shareholders' Equity - Preferred Stock (Details) - CIK0001815805 BROADSTONE ACQUISITION CORP. - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0